Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps - asset position	$ 996	$ 0
Interest rate swaps liability position	(148,940)	(202,450)
Total	(147,944)	(202,450)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Interest rate swaps - asset position	0
Interest rate swaps liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2)
Interest rate swaps - asset position	996
Interest rate swaps liability position	(148,940)	(202,450)
Total	(147,944)	(202,450)
Unobservable Inputs (Level 3)
Interest rate swaps - asset position	0
Interest rate swaps liability position	0	0
Total	$ 0	$ 0